Subsequent events (Details) - Subsequent Event		2 Months Ended
	Feb. 01, 2026 segment shares	Feb. 26, 2026 shares
Managing Directors | Share-Based Payment Arrangement, Employee
Subsequent Event [Line Items]
Number of shares authorized under share-based payment arrangement (in shares)	6,833,330
Number of annual award vesting increments | segment	2
Number of additional shares authorized under share-based payment arrangement (in shares)	6,563,620
Managing Directors | RSUs
Subsequent Event [Line Items]
Number of shares authorized under share-based payment arrangement (in shares)	7,958,380
Number of annual award vesting increments | segment	2
Class A common stock
Subsequent Event [Line Items]
Number of shares issued under share-based payment arrangement (in shares)		406,980